Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

(12) Income Taxes

The Company is not subject to taxation in its country of incorporation; however, the Company is subject to taxation in certain other jurisdictions due to the nature of the Company’s operations. The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax (benefit) expense for 2016, 2015 and 2014 consisted of the following:

	2016	2015	2014
Current
Bermuda	$—	$—	$—
Foreign	930	3,648	(17,251)
	930	3,648	(17,251)
Deferred
Bermuda	—	—	—
Foreign	(4,377)	3,047	(817)
	(4,377)	3,047	(817)
	$(3,447)	$6,695	$(18,068)

The components of (loss) income before income taxes and noncontrolling interest were as follows:

	2016	2015 (1)	2014 (1)
Bermuda sources	$—	$—	$—
Foreign sources	(59,370)	120,679	178,179
	$(59,370)	$120,679	$178,179

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of comprehensive (loss) income is as follows:

	2016	2015 (1)	2014 (1)
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	8.99%	3.60%	1.52%
Tax uncertainties	(3.18)%	1.95%	(11.66)%
	5.81%	5.55%	(10.14)%

(1)

Amounts for 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2016 and 2015 are presented below:

	2016	2015 (2)
Deferred tax assets
Net operating loss carryforwards	$26,605	$21,595
Other	1,811	2,586
	28,416	24,181
Valuation allowance (net operating loss)	(678)	(678)
Deferred tax assets	27,738	23,503
Deferred tax liabilities
Containers, net	31,778	31,816
Other	812	904
Deferred tax liabilities	32,590	32,720
Net deferred tax liabilities	$4,852	$9,217

(2)  Amounts for 2015 has been reclassified in order to conform with the 2016 presentation.

In assessing the extent to which deferred tax assets are realizable, the Company’s management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company’s management considers the projected future reversal of taxable temporary items for making this assessment. Based upon the projections for the reversal of taxable temporary items over the periods in which the deferred tax assets are deductible, the Company’s management believes it is more likely than not the Company will not realize a portion of the benefits of these deductible differences, thus a valuation allowance has been provided.

The Company has net operating loss carry-forwards of $94,732 that will begin to expire from December 31, 2018 through December 31, 2036 if not utilized. The Company expects to utilize the net operating loss carry-forwards prior to their expiration, net of the valuation allowance.

The accompanying consolidated financial statements do not reflect the income taxes that would be payable to foreign taxing jurisdictions if the earnings of a group of corporations operating in those jurisdictions were to be transferred out of such jurisdictions, because such earnings are intended to be permanently reinvested in those countries. At December 31, 2016, cumulative earnings of approximately $35,661 would be subject to income taxes of approximately $10,698 if such earnings of foreign corporations were transferred out of such jurisdictions in the form of dividends.

The Company’s foreign tax returns, including the United States, State of California, State of New Jersey, State of Texas, Malaysia, Singapore, and United Kingdom, are subject to examination by the various tax authorities. The Company’s foreign tax returns are no longer subject to examinations by taxing authorities for years before 2012, except for its United Kingdom tax returns which are no longer subject to examinations for years before 2010.

In November 2012, the Company received notification from the IRS that the 2010 United States tax return for TGH had been selected for examination. On March 5, 2014, the IRS issued a letter indicating that it had completed its examination of TGH’s tax return for 2010 and would make no changes to the return as filed. As a result of this, the Company recognized a discrete benefit during 2014 of $22,408 for the re-measurement of its unrecognized tax benefits for the impacted years.

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2016 and 2015 are as follows:

Balance at December 31, 2014	$9,799
Increases related to prior year tax positions	36
Decreases related to prior year tax positions	—
Increases related to current year tax positions	2,798
Settlements	—
Lapse of statute of limitations	(568)
Balance at December 31, 2015	12,065
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	(204)
Increases related to current year tax positions	2,378
Settlements	—
Lapse of statute of limitations	(908)
Balance at December 31, 2016	$13,331

If the unrecognized tax benefits of $13,331 at December 31, 2016 were recognized, tax benefits in the amount of $13,299 would reduce our annual effective tax rate. The Company believes the total amount of unrecognized tax benefit as of December 31, 2016 will decrease by $911 in the next twelve months due to expiration of the statute of limitations, which  would reduce our annual effective tax rate.

Interest and penalty expense (benefit) recorded during 2016, 2015 and 2014 amounted to $281, $70 and ($729), respectively. Total accrued interest and penalties as of December 31, 2016 and 2015 were $926 and $645, respectively, and were included in non-current income taxes payable.